Segment Information - Schedule of Performance and Making Key Decisions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Performance and Making Key Decisions [Abstract]
General and administrative expenses	$ 123,500	$ 186,727	$ 541,142	$ 338,765	$ 859,747	$ 354,066
Interest earned on investments held in Trust Account	$ 272,856	$ 594,603	$ 572,209	$ 1,288,659	$ 2,230,500	$ 609,787